PROPERTY, PLANT AND EQUIPMENT (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in property, plant and equipment
Beginning balance	$ 68,130
Depreciation, depletion, amortization and impairment	(5,850)	$ (9,526)
Ending balance	65,546	68,130
Cost
Changes in property, plant and equipment
Beginning balance	127,658	125,164
Adoption of IFRS 16		3,814
Additions	4,656	170
Changes in decommissioning and restoration	(1,132)	1,081
Disposals and derecognition	(4,554)	(2,537)
Foreign exchange adjustments	(69)	(34)
Ending balance	126,559	127,658
Accumulated provision
Changes in property, plant and equipment
Beginning balance	(59,528)	(52,524)
Disposals and derecognition	4,128	2,205
Foreign exchange adjustments	68	(4)
Depreciation, depletion, amortization and impairment	(5,681)	(9,205)
Ending balance	(61,013)	(59,528)
Oil and Gas properties
Changes in property, plant and equipment
Beginning balance	17,236
Ending balance	15,374	17,236
Oil and Gas properties | Cost
Changes in property, plant and equipment
Beginning balance	42,709	40,596
Adoption of IFRS 16		820
Additions	755	170
Changes in decommissioning and restoration	(1,127)	1,078
Disposals and derecognition	(1,902)	(9)
Foreign exchange adjustments	(118)	54
Ending balance	40,317	42,709
Oil and Gas properties | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(25,473)	(22,389)
Disposals and derecognition	1,676
Foreign exchange adjustments	70	(45)
Depreciation, depletion, amortization and impairment	(1,216)	(3,039)
Ending balance	(24,943)	(25,473)
Plant and Equipment
Changes in property, plant and equipment
Beginning balance	50,894
Ending balance	50,172	50,894
Plant and Equipment | Cost
Changes in property, plant and equipment
Beginning balance	84,949	84,568
Adoption of IFRS 16		2,994
Additions	3,901
Changes in decommissioning and restoration	(5)	3
Disposals and derecognition	(2,652)	(2,528)
Foreign exchange adjustments	49	(88)
Ending balance	86,242	84,949
Plant and Equipment | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(34,055)	(30,135)
Disposals and derecognition	2,452	2,205
Foreign exchange adjustments	(2)	41
Depreciation, depletion, amortization and impairment	(4,465)	(6,166)
Ending balance	$ (36,070)	$ (34,055)